Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers	Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank
Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2024

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Fee type
Transactional	448	33	336	2,661	322	3,800
Advisory	—	319	739	—	—	1,058
Brokerage and execution	—	129	1,580	—	—	1,709
Underwriting and syndication	92	—	2,596	—	—	2,688
Other	11	3	51	—	29	94
Total revenue from contracts with customers	551	484	5,302	2,661	351	9,349
Other non-contract fee income	25	—	112	—	—	137
Fee and commission income	576	484	5,414	2,661	351	9,486
Fee and commission expense	(95)	(38)	(1,127)	(1,855)	(100)	(3,215)
Net fee and commission income	481	446	4,287	806	251	6,271

	2023

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Fee type
Transactional	433	32	327	2,603	297	3,692
Advisory	—	251	652	—	—	903
Brokerage and execution	—	89	1,674	—	—	1,763
Underwriting and syndication	82	—	1,997	—	—	2,079
Other	12	3	57	—	60	132
Total revenue from contracts with customers	527	375	4,707	2,603	357	8,569
Other non-contract fee income	28	1	110	—	—	139
Fee and commission income	555	376	4,817	2,603	357	8,708
Fee and commission expense	(102)	(34)	(1,253)	(1,765)	(93)	(3,247)
Net fee and commission income	453	342	3,564	838	264	5,461

	2022

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Fee type
Transactional	378	31	296	2,294	253	3,252
Advisory	—	144	820	—	—	964
Brokerage and execution	—	56	1,465	—	—	1,521
Underwriting and syndication	75	1	1,961	—	—	2,037
Other	12	4	86	6	147	255
Total revenue from contracts with customers	465	236	4,628	2,300	400	8,029
Other non-contract fee income	28	4	110	—	—	142
Fee and commission income	493	240	4,738	2,300	400	8,171
Fee and commission expense	(71)	(15)	(952)	(1,618)	(89)	(2,745)
Net fee and commission income	422	225	3,786	682	311	5,426